Debt and Capital Structure (Tables)	12 Months Ended
Dec. 31, 2021
Borrowings [abstract]
Schedule of Short-Term and Long-Term Debt
A) Short-Term Borrowings

As at December 31,	Notes	2021	2020
Uncommitted Demand Facilities	i	—	—
WRB Uncommitted Demand Facilities	ii	79	121
Sunrise Uncommitted Demand Credit Facility	iii	—	—
Total Debt Principal		79	121
B) Long-Term Debt

As at December 31,	Notes	2021	2020
Revolving Term Debt (1)	i	—	—
U.S. Dollar Denominated Unsecured Notes	ii	9,363	7,510
Canadian Dollar Unsecured Notes	ii	2,750	—
Total Debt Principal		12,113	7,510
Net Debt Premiums (Discounts) and Transaction Costs (2)		272	(69)
Long-Term Debt		12,385	7,441
(1)Revolving term debt may include Bankers’ Acceptances, London Interbank Offered Rate based loans, prime rate loans and U.S. base rate loans.
(2)Includes $353 million net debt premiums related to the Canadian and U.S. dollar denominated unsecured notes assumed at fair value in the Arrangement.
Schedule Remaining Principal Amounts of U.S. Dollar Denominated Unsecured Notes

	2021		2020
As at December 31,	US$ Principal	C$ Principal and Equivalent	US$ Principal	C$ Principal and Equivalent
U.S. Dollar Denominated Unsecured Notes
3.00% due August 15, 2022	—	—	500	637
3.80% due September 15, 2023	115	146	450	573
4.00% due April 15, 2024	269	341	—	—
5.38% due July 15, 2025	666	844	1,000	1,273
4.25% due April 15, 2027	962	1,220	962	1,225
4.40% due April 15, 2029	750	951	—	—
2.65% due January 15, 2032	500	634	—	—
5.25% due June 15, 2037	583	739	583	742
6.80% due September 15, 2037	387	490	—	—
6.75% due November 15, 2039	1,390	1,763	1,390	1,770
4.45% due September 15, 2042	155	197	155	198
5.20% due September 15, 2043	58	73	58	74
5.40% due June 15, 2047	800	1,014	800	1,018
3.75% due February 15, 2052	750	951	—	—
	7,385	9,363	5,898	7,510
Canadian Dollar Unsecured Notes
3.55% due March 12, 2025	—	750	—	—
3.60% due March 10, 2027	—	750	—	—
3.50% due February 7, 2028	—	1,250	—	—
	—	2,750	—	—
Total Unsecured Notes	7,385	12,113	5,898	7,510

Mandatory Debt Payments

	U.S. Dollar Denominated Unsecured Notes		Canadian Dollar Unsecured Notes	Total (1)
As at December 31, 2021	US$ Principal	C$ Principal Equivalent	C$ Principal	C$ Principal and Equivalent
2023	115	146	—	146
2024	269	341	—	341
2025	666	844	750	1,594
Thereafter	6,335	8,032	2,000	10,032
	7,385	9,363	2,750	12,113
(1) On January 10, 2022, the Company announced that it intends to redeem its outstanding 3.80 percent unsecured notes and 4.00 percent unsecured notes on February 9, 2022. The total amount of mandatory debt payments has not been adjusted for this redemption.
Summary of Net Debt to Adjusted EBITDA
Net Debt to Adjusted EBITDA

As at December 31,	2021	2020 (1)	2019 (1)
Short-Term Borrowings	79	121	—
Long-Term Portion of Long-Term Debt	12,385	7,441	6,699
Less: Cash and Cash Equivalents	(2,873)	(378)	(186)
Net Debt	9,591	7,184	6,513

Net Earnings (Loss)	587	(2,379)	2,194
Add (Deduct):
Finance Costs	1,082	536	511
Interest Income	(23)	(9)	(12)
Income Tax Expense (Recovery)	728	(851)	(797)
Depreciation, Depletion and Amortization	5,886	3,464	2,249
Exploration Expense	18	91	82
Unrealized (Gain) Loss on Risk Management	2	56	149
Foreign Exchange (Gain) Loss, Net	(174)	(181)	(404)
Re-measurement of Contingent Payment	575	(80)	164
(Gain) Loss on Divestitures of Assets	(229)	(81)	(2)
Other (Income) Loss, Net	(309)	40	9
(Income) Loss From Equity-Accounted Affiliates	(57)	—	—
Adjusted EBITDA (2)	8,086	606	4,143

Net Debt to Adjusted EBITDA	1.2x	11.9x	1.6x
(1) Comparative figures include Cenovus's results prior to the closing of the Arrangement on January 1, 2021, and do not reflect any historical data from Husky.
(2)     Calculated on a trailing twelve-month basis.

Summary of Net Debt to Capitalization
Net Debt to Capitalization

As at December 31,	2021	2020 (1)	2019 (1)
Net Debt	9,591	7,184	6,513
Shareholders’ Equity	23,596	16,707	19,201
Capitalization	33,187	23,891	25,714

Net Debt to Capitalization	29%	30%	25%
(1) Comparative figures include Cenovus‘s results prior to the closing of the Arrangement on January 1, 2021, and do not reflect any historical data from Husky.